OPERATING RISK	12 Months Ended
Sep. 30, 2021
OPERATING RISK
OPERATING RISK

22.         OPERATING RISK

Concentrations of customers and risk

During the fiscal year 2021, our largest and second largest customers represented approximately 5.63% and 5.46% of total consolidated revenues.

Interest risk

The interest rate and term of repayment of other borrowing is 6.0%, which are fixed at the inception of the borrowing. Other financial assets and liabilities do not have material interest rate risk.

Liquidity risk

We believe our working capital is sufficient to meet our present requirements. We may, however, require additional cash due to changing business conditions or other future developments, including any investments or acquisitions we may decide to pursue. In the long-term, we intend to rely primarily on cash flow from operations and additional borrowings from banks to meet our anticipated cash needs. If our anticipated cash flow is insufficient to meet our requirements, we may also seek to sell additional equity, debt or equity-linked securities.

Country risk

The Company has significant investments in the PRC. The operating results of the Company may be adversely affected by changes in the political and social conditions in the PRC and by changes in Chinese government policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods taxation, among other things. There can be no assurance; however, those changes in political and other conditions will not result in any adverse impact.

Coronavirus risk

The effect of the Coronavirus on our company cannot fully be determined at this time; however, as China has been largely successful in controlling the spread of the virus, currently it is not expected to have a major impact on either the overall Chinese economy or on the Company.

At this time, because of the Chinese government steps taken during 2021, the impact of the Coronavirus on the Company and on our ability to produce and distribute products has been insignificant. Although there was a strict lock-down in China in the middle of our fiscal year, we have largely overcome the adverse impact of that period. Currently, we do not expect any long term adverse impact of the Coronavirus on our business, due to the fact that we operate in China and our products are distributed in China. At this time, because the Chinese economy has not been so disrupted by the Coronavirus and government response, we do not expect the pandemic situation to have any significant adverse results on our overall financial condition.

Notwithstanding the above, if the medical situation should change as the world-wide pandemic continues, we could face adverse consequences to our ability to perform research, generate products and effect distribution of products and otherwise pursue our business. Therefore, investors should monitor aspects of the pandemic and its overall effect on the Chinese economy and trade as well as the world economic situation.